Subsequent Events	6 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
Subsequent Events
Note 7 – Subsequent Events
The Company evaluated the possibility of subsequent events existing in its consolidated financial statements through March 2, 2022, the date the consolidated financial statements were available for issuance, and concluded there is no required disclosure.